SCOPE OF CONSOLIDATION - Divestments (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 2,574	$ 2,501	$ 4,002	$ 3,893
Other current assets		41	51
Property, plant and equipment		36,971	34,831
Other assets		2,234	1,353
Total assets		85,297	75,142
Current liabilities		21,410	18,115
Other long-term liabilities		963	566
Total liabilities		44,442	42,817
Total net assets/(liabilities) disposed of				97
Gain on disposal		18	23	$ 72
LaPlace and Vinton Long Carbon facilities
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Consideration	$ 96
Disposal Group, Disposed of by Sale, Not Discontinued Operations | AMTBA
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		13
Other current assets		46
Property, plant and equipment		55
Other assets		10
Total assets		124
Current liabilities		52
Other long-term liabilities		7
Total liabilities		59
Total net assets/(liabilities)		$ 65
% of net assets sold		100.00%
Total net assets/(liabilities) disposed of		$ 65
Consideration		65
Reclassification of foreign exchange translation difference		0
Gain on disposal		0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Downstream Solutions Europe
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0
Other current assets		38
Property, plant and equipment		2
Other assets		17
Total assets		57
Current liabilities		18
Other long-term liabilities		12
Total liabilities		30
Total net assets/(liabilities)		$ 27
% of net assets sold		100.00%
Total net assets/(liabilities) disposed of		$ 27
Consideration		6
Reclassification of foreign exchange translation difference		21
Gain on disposal		0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ArcelorMittal Georgetown Inc.
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0
Other current assets		0
Property, plant and equipment		4
Other assets		0
Total assets		4
Current liabilities		1
Other long-term liabilities		2
Total liabilities		3
Total net assets/(liabilities)		$ 1
% of net assets sold		100.00%
Total net assets/(liabilities) disposed of		$ 1
Consideration		19
Reclassification of foreign exchange translation difference		0
Gain on disposal		$ 18
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ArcelorMittal Zaragoza
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			0
Other current assets			53
Property, plant and equipment			74
Other assets			0
Total assets			127
Current liabilities			38
Other long-term liabilities			0
Total liabilities			38
Total net assets/(liabilities)			$ 89
% of net assets sold			100.00%
Total net assets/(liabilities) disposed of			$ 89
Consideration			89
Reclassification of foreign exchange translation difference			8
Gain on disposal			8
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ArcelorMittal Tubular Products Algeria
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			0
Other current assets			15
Property, plant and equipment			2
Other assets			0
Total assets			17
Current liabilities			16
Other long-term liabilities			12
Total liabilities			28
Total net assets/(liabilities)			$ (11)
% of net assets sold			100.00%
Total net assets/(liabilities) disposed of			$ (11)
Consideration			0
Reclassification of foreign exchange translation difference			4
Gain on disposal			15
Disposal Group, Disposed of by Sale, Not Discontinued Operations | LaPlace and Vinton Long Carbon facilities
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			0
Other current assets			118
Property, plant and equipment			13
Other assets			7
Total assets			138
Current liabilities			33
Other long-term liabilities			9
Total liabilities			42
Total net assets/(liabilities)			$ 96
% of net assets sold			100.00%
Total net assets/(liabilities) disposed of			$ 96
Consideration			96
Reclassification of foreign exchange translation difference			0
Gain on disposal			$ 0